SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2002

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

05-01    GER    2000     7.2000       7.86	       Weeden & Co.
05-02    GER    8000     7.1700       7.77	       Weeden & Co.


The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          06/03/02